Income Taxes - Components of Income Tax Expense (Recovery) Recognized in Consolidated Statements of Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current tax
Current year	$ 1,389	$ 998
Adjustments related to prior year	(49)	(83)
Current tax	1,340	915
Deferred tax
Change related to temporary differences	(108)	253
Effects of changes in tax rates	(19)	27
Total deferred tax	(127)	280
Income tax expense	$ 1,213	$ 1,195